                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2010

ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2010

 [LOGO OF USAA]
   USAA (R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

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       SEMIANNUAL REPORT
       USAA TARGET RETIREMENT FUNDS
       JUNE 30, 2010

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          TARGET RETIREMENT INCOME FUND

          TARGET RETIREMENT 2020 FUND

          TARGET RETIREMENT 2030 FUND

          TARGET RETIREMENT 2040 FUND

          TARGET RETIREMENT 2050 FUND

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>> USAA TARGET RETIREMENT FUNDS
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FUND OBJECTIVE

PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT
INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund attempts to achieve its objective by investing in a diversified portfolio of underlying USAA mutual funds according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund's specific year (target date) included in its name.

TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                           1

MARKET OUTLOOK/COMMENTARY                                                     2

INVESTMENT OVERVIEW                                                           5

FINANCIAL INFORMATION

    Portfolios of Investments                                                13

    Notes to Portfolio of Investments                                        18

    Financial Statements                                                     19

    Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                              34

ADVISORY AGREEMENT                                                           36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

". . . INVESTORS MAY WANT TO REVIEW THEIR
LONG-TERM INVESTMENT STRATEGY. IT'S VITAL TO
CONTINUE -- AND EVEN INCREASE -- INVESTING         [PHOTO OF DANIEL S. McNAMARA]
IF YOU WANT TO LIVE THE RETIREMENT
LIFESTYLE YOU ENVISION."

JULY 2010
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At the beginning of 2010, optimism permeated the financial markets. Stocks had just finished a strong year (the S&P 500 Index was up 26.5% in 2009). Supported by stimulus spending by the federal government, the U.S. economy was showing signs of improvement. The housing market was stabilizing after several years of falling prices. At the same time, corporate earnings, driven by surprisingly strong top-line growth, were better than expected. Unemployment remained high, but renewed job growth was widely expected at any moment.

During the spring, however, the markets were rattled by the European debt crisis and its potential impact on European banks. There was growing investor uncertainty about regulatory changes pending in Washington (related to the health care, financial, and energy industries). Sentiment was further eroded by the still-unexplained April "flash crash" in the U.S. stock market and BP's oil spill in the Gulf of Mexico.

As a result, the outlook for the U.S. economy grew more uncertain as 2010 progressed. The federal government is winding down its stimulus spending and many observers have questioned whether the nation's economic recovery will be self-sustaining. The housing market has suffered more setbacks. In May, just a month after the federal tax subsidy ended, sales of new single-family homes dropped 33% to the lowest seasonally adjusted rate since records began in 1963.
Meanwhile, unemployment remains stubbornly high with most of the job growth coming from government hiring of census workers.

Bonds generally provided positive results during the six-month period, but the performance of the stock market was disappointing (the S&P 500 Index returned
-6.7% between January 1 and June 30, 2010). Many investors continue to stay on the sidelines, primarily in low-yielding money market funds. But while there is reason for caution, long-term investors should also take into account the improvement in U.S. corporate balance sheets and the favorable outlook for U.S.
corporate earnings.

While I find investors' lack of engagement understandable, I grow more concerned about it with every passing day. Americans are not saving enough for their retirements. Two-thirds have less than $50,000 in retirement savings (excluding the value of their home and any traditional pension).

Fortunately, many people still have time to grow their retirement nest egg.
Furthermore, a number of catch-up provisions allow those over the age of 50 to increase their contributions to individual retirement accounts (IRAs). Under the circumstances, investors may want to review their long-term investment strategy.
It's vital to continue -- and even increase -- investing if you want to live the retirement lifestyle you envision. However, this is based upon what is most suitable for your needs. For assistance, please feel free to call one of our
USAA service representatives at 1-800-531-8722. They are available to help you free of charge.

At USAA Investment Management Company, we are proud of the investment team that manages our family of no-load mutual funds. Seasoned professionals all, they understand the markets and are skilled at making the tactical decisions necessary to pursue opportunities during market declines and to help reduce exposure when valuations are rich. This ability can be especially valuable during periods of market turmoil. I would argue that given the economic headwinds it may be more important than ever. Certainly, it makes sense to have some of the industry's top investment talent managing your hard-earned money.

Rest assured that in the months ahead, we will continue working hard on your behalf. From all of us, thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

INVESTING IN SECURITIES PRODUCTS INVOLVES RISK, INCLUDING POSSIBLE LOSS OF
PRINCIPAL.

As interest rates rise, bond prices fall. o Past performance is no guarantee of future results. o Mutual fund operating expenses apply and continue throughout the life of the fund.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR
ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF
YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN
THE FUND.

Financial advice provided by USAA Financial Planning Services Insurance Agency,
Inc. (known as USAA Financial Insurance Agency in California, License #
0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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                                                        PRESIDENT'S MESSAGE |  1

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MARKET OUTLOOK/COMMENTARY

[PHOTO OF JOHN P. TOOHEY]                              [PHOTO OF WASIF A. LATIF]

     JOHN P. TOOHEY, CFA                                    WASIF A. LATIF
     USAA Investment                                        USAA Investment
     Management Company                                     Management Company

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o HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM?

For the six months ended June 30, 2010, the total returns for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target
Allocation Funds Index:

                                            USAA FUND         LIPPER INDEX

USAA Target Retirement Income Fund             1.84%              1.28%
USAA Target Retirement 2020 Fund               0.67%             -3.36%
USAA Target Retirement 2030 Fund              -1.49%             -4.78%
USAA Target Retirement 2040 Fund              -3.96%             -5.83%
USAA Target Retirement 2050 Fund              -6.19%             -6.19%

For further comparison, the S&P 500 Index had a total return during the period of -6.65%, while the total return of the Barclays Capital U.S. Aggregate Bond
Index was 5.33% for the same period.

o PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD.

When the period began, the worst of the financial crisis and the recession appeared to be over. The U.S. economy was improving, supported by ongoing monetary stimulus from the Federal Reserve Board, a strong rebound in manufacturing, robust corporate earnings, strengthening corporate balance sheets, and increased consumer confidence. The equity markets continued a rally that began in March 2009, and credit markets continued to heal as corporate bond spreads narrowed towards pre-crisis levels.

In mid-April, however, volatility returned as the Greek debt crisis shone a light on the massive levels of sovereign debt in a number of developed countries. Markets began pricing in the financial system risk posed by highly-leveraged European banks. Signs of a slowdown in China's economic growth become more apparent. In the United States, financial regulatory legislation renewed uncertainty about the future of the financial sector. The massive oil spill in the Gulf of Mexico also focused more attention on the potential for increased regulation of businesses.

As a result, risk aversion returned to the markets. Yields fell and prices rose on U.S. Treasuries as investors flocked to what they perceived to be the safest securities. Volatility spiked as stock markets declined and most commodity prices fell.

o WHAT IS YOUR OUTLOOK FOR THE ECONOMY?

The broadest measure of U.S. economic activity, real gross domestic product, grew at a 3.7% annual rate in the first quarter and a 2.4% annual rate in the second quarter of 2010, driven by unprecedented monetary and fiscal stimulus.
We think that the lingering effects of the financial crisis will make this recovery muted by historical standards.

Refer to pages 5-9 for benchmark definitions.
Past performance is no guarantee of future results.

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2  | USAA TARGET RETIREMENT FUNDS
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Corporations took advantage of a period of extremely cheap and easy credit to prepare their balance sheets for an uncertain future. However, banks are still working to heal their balance sheets, suggesting that lending may continue to contract. We expect consumer spending to remain subdued compared to previous recoveries as households continue rebuilding their balance sheets. Unemployment is likely to remain high. We anticipate higher taxes and increased business regulation.

Like investors everywhere, we are deeply concerned about the news from the eurozone, where the sovereign debt crisis could lead to a new period of austerity which may weigh on the global recovery. We are also concerned about the U.S. real estate market. In addition, until consumers prove more willing to open their wallets, corporations may not have the confidence to hire.

We remain vigilant for any signs of inflationary pressure. Longer term, we believe that the unprecedented government spending is likely to be inflationary.
However, there is currently little evidence of inflation. In fact, the risk of deflation grew during the six-month period because of the eurozone debt crisis and its potential to slow the global economic recovery.

o ARE YOU SATISFIED WITH THE FUNDS' PERFORMANCE DURING THE SIX-MONTH PERIOD?

Yes. All of the Funds outperformed or matched their relevant Lipper Indexes.
During the period, the Funds' philosophy, asset allocation decisions, and individual manager performance--particularly on the fixed income side--worked well together.

The Funds were overweight U.S. large-cap stocks and underweight U.S. small- and mid-cap stocks. We continue to be concerned about smaller companies' access to capital. In contrast, U.S. large-cap companies are extremely well capitalized, with record amounts of cash on hand. However, because of the superior returns of small caps during the period, our positions detracted from relative performance.

Although we are concerned about the impact of the stronger dollar on U.S.
large-cap exports, particularly to Europe, we expect it to be somewhat offset by higher exports into emerging markets. The funds were also overweight emerging markets and underweight in non-U.S. developed market equities. These positions added to relative performance.

We continue to follow an active approach to asset allocation, recognizing that many investor portfolios had been built on the assumption that the 1980s and
1990s were normal, that given enough time investors could expect double-digit returns from stocks and steady, consistent returns from most kinds of bonds. The past decade has shown that these assumptions did not account for investors that were nearing or in retirement, thereby incurring losses they probably cannot recover given their shorter investment time horizons. We will increase the stock allocation, where appropriate, especially in our nearer-maturity Target
Retirement Funds, if we see an opportunity for attractive risk-adjusted returns.
Likewise, we will reduce the stock allocation when we see higher risk of loss.

o DID YOU MAKE ANY CHANGES TO THE FUNDS' STRATEGIC ALLOCATIONS DURING THE
  PERIOD?

The Funds' strategic allocations are those we consider prudent for investors at different risk levels given our long-term views of the markets. During the six-month reporting period, we adjusted the Funds' strategic allocation to better reflect our long-term outlook.

To reflect changes in the global economy in which non-U.S. stocks comprise a growing percentage of market capitalization, we reduced exposure to U.S.
small-cap stocks and increased our allocation to non-U.S. developed and emerging markets stocks. We also slightly decreased our allocation to large-cap stocks.
We increased our allocation to investment-grade fixed-income and decreased our allocation to high-yield bonds. We added strategic allocations to precious metals/commodities and cash. We eliminated our allocation to global real estate investment trusts.

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                                                  MARKET OUTLOOK/COMMENTARY |  3

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o WHAT TACTICAL CHANGES WERE MADE DURING THE SIX-MONTH REPORTING PERIOD?

The sell-off during the reporting period made large-cap stocks significantly more attractive on relative valuation basis. We increased exposure to U.S.
large-cap stocks given their stronger balance sheets. The Funds were underweight
non-U.S. developed stock markets. Europe and Japan share many of the same problems as the United States but have less positive demographics and less-flexible labor markets. The European banking system is also more highly leveraged than the U.S. banking system, and holds significant amounts of sovereign debt of the economically weak and highly-indebted countries.

The Funds' were overweight in the emerging markets, which in our view are selling at a discount relative to other markets and based on their historical averages. We are confident that emerging markets will do better than developed markets in terms of both profitability and performance. Longer-term trends in the global economy remain intact, fiscal and private debt is lower relative to developed markets, and consumption should expand with rising disposable incomes.

We continue to invest in the USAA Precious Metals and Minerals Fund as a hedge against the potential for rising inflation.

In the bond portion of the Funds, our fixed-income portfolios outperformed their peers during the six-month period. Toward the end of the period, our overweight position in bonds, relative to stocks, also shielded the Funds as stock market volatility spiked.

o ARE YOUR VIEWS AND ALLOCATIONS APPLIED TO THE SAME EXTENT ACROSS ALL FIVE
  TARGET RETIREMENT FUNDS?

No. Investors in the Target Retirement 2050 Fund have more time to overcome periods of extreme volatility, which should allow them to benefit from the long-term performance advantage of stocks. As a result, this Fund has no exposure to bonds and our tactical allocation adjustments will be less significant (but not insignificant). Investors in the Target Retirement 2050
Fund will potentially benefit more from our strategic base allocations and our manager selection capabilities.

From all of us on the USAA investment team, thank you for your investment in one of our Target Retirement Funds. We are very pleased that you have selected a diversified portfolio that draws upon all of USAA's investment expertise.

The USAA Precious Metals and Minerals Fund is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increasedprice volatility. It may be more volatile than a fund that diversifies across many industries.

The risks of the Target Retirement Funds reflect the risks of the underlying funds in which the Funds invest. The target date is the approximate date when investors plan to start withdrawing their money for retirement purposes. In general, the Target Retirement Funds' investment program assumes funds will start being withdrawn for retirement purposes at age 65. The principal value of the Target Retirement Funds is not guaranteed at any time, including at the target date. The Funds' objectives do not change over time.

As interest rates rise, existing bond prices fall.

Precious metals and minerals is a volatile asset class and is subject to additional risks, such as currency fluctuation, market liquidity, political instability and increased price volatility. It may be more volatile than other asset classes that diversify across many industries and companies.

Diversification and asset allocation does not guarantee a profit or prevent a loss.

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4  | USAA TARGET RETIREMENT FUNDS

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INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (URINX)

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                                         6/30/10                     12/31/09
--------------------------------------------------------------------------------

Net Assets                            $138.5 Million               $90.8 Million
Net Asset Value Per Share                 $10.21                       $10.17

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                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/10
--------------------------------------------------------------------------------

12/31/09 to 6/30/10*   1.84%   1 Year   16.52%   Since Inception 7/31/08   4.84%

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                                 EXPENSE RATIO
--------------------------------------------------------------------------------

BEFORE REIMBURSEMENT              0.84%       AFTER REIMBURSEMENT          0.52%
 (Including acquired fund                      (Including acquired fund
   fees and expenses of 0.52%)                   fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
INCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH MAY 1, 2011,
TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING
EXTRAORDINARY EXPENSES AND AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. THIS
REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME
PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR
TERMINATED BY IMCO AT ANY TIME AFTER MAY 1, 2011. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH
PERIOD ENDED JUNE 30, 2010, WHICH WAS 0.12% AS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                      o CUMULATIVE PERFORMANCE COMPARISON o
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                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL         USAA TARGET
                      U.S. AGGREGATE           RETIREMENT
                        BOND INDEX            INCOME FUND          S&P 500 INDEX

 7/31/2008              $10,000.00             $10,000.00            $10,000.00
 8/31/2008               10,094.91              10,000.00             10,144.65
 9/30/2008                9,959.32               9,580.62              9,240.68
10/31/2008                9,724.23               8,617.54              7,688.73
11/30/2008               10,040.76               8,416.90              7,137.03
12/31/2008               10,415.37               8,598.81              7,212.97
 1/31/2009               10,323.47               8,303.36              6,605.01
 2/28/2009               10,284.50               7,997.71              5,901.73
 3/31/2009               10,427.47               8,347.98              6,418.69
 4/30/2009               10,477.33               8,768.46              7,033.02
 5/31/2009               10,553.32               9,301.74              7,426.40
 6/30/2009               10,613.35               9,397.12              7,441.13
 7/31/2009               10,784.54               9,852.49              8,003.95
 8/31/2009               10,896.20              10,090.52              8,292.93
 9/30/2009               11,010.66              10,395.82              8,602.38
10/31/2009               11,065.03              10,427.13              8,442.58
11/30/2009               11,208.28              10,677.64              8,948.99
12/31/2009               11,033.08              10,752.00              9,121.85
 1/31/2010               11,201.62              10,773.15              8,793.70
 2/28/2010               11,243.45              10,889.44              9,066.10
 3/31/2010               11,229.63              11,150.65              9,613.20
 4/30/2010               11,346.52              11,299.60              9,764.97
 5/31/2010               11,442.00              11,001.69              8,985.23
 6/30/2010               11,621.43              10,949.60              8,514.87

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement Income Fund to the following benchmarks:

o  The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o  The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

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                                                        INVESTMENT OVERVIEW |  5

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USAA TARGET RETIREMENT 2020 FUND (URTNX)

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                                         6/30/10                     12/31/09
--------------------------------------------------------------------------------

Net Assets                            $266.4 Million              $179.7 Million
Net Asset Value Per Share                 $10.45                      $10.38

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                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/10
--------------------------------------------------------------------------------

12/31/09 to 6/30/10*   0.67%   1 Year   17.83%   Since Inception 7/31/08   4.95%

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                                 EXPENSE RATIO
--------------------------------------------------------------------------------

BEFORE REIMBURSEMENT             0.75%      AFTER REIMBURSEMENT            0.57%
(Including acquired fund                    (Including acquired fund
   fees and expenses of 0.57%)                 fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
INCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH MAY 1, 2011,
TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING
EXTRAORDINARY EXPENSES AND AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. THIS
REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME
PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR
TERMINATED BY IMCO AT ANY TIME AFTER MAY 1, 2011. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH
PERIOD ENDED JUNE 30, 2010, WHICH WAS 0.08% AS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL          USAA TARGET
                      U.S. AGGREGATE           RETIREMENT
                        BOND INDEX             2020 FUND          S&P 500 INDEX

 7/31/2008              $10,000.00             $10,000.00           $10,000.00
 8/31/2008               10,094.91              10,000.00            10,144.65
 9/30/2008                9,959.32               9,490.00             9,240.68
10/31/2008                9,724.23               8,360.00             7,688.73
11/30/2008               10,040.76               8,210.00             7,137.03
12/31/2008               10,415.37               8,505.09             7,212.97
 1/31/2009               10,323.47               8,077.29             6,605.01
 2/28/2009               10,284.50               7,618.93             5,901.73
 3/31/2009               10,427.47               8,067.10             6,418.69
 4/30/2009               10,477.33               8,637.50             7,033.02
 5/31/2009               10,553.32               9,228.27             7,426.40
 6/30/2009               10,613.35               9,309.76             7,441.13
 7/31/2009               10,784.54               9,849.60             8,003.95
 8/31/2009               10,896.20              10,094.06             8,292.93
 9/30/2009               11,010.66              10,470.93             8,602.38
10/31/2009               11,065.03              10,470.93             8,442.58
11/30/2009               11,208.28              10,776.50             8,948.99
12/31/2009               11,033.08              10,896.68             9,121.85
 1/31/2010               11,201.62              10,844.20             8,793.70
 2/28/2010               11,243.45              10,991.17             9,066.10
 3/31/2010               11,229.63              11,337.59             9,613.20
 4/30/2010               11,346.52              11,516.05             9,764.97
 5/31/2010               11,442.00              11,075.15             8,985.23
 6/30/2010               11,621.43              10,970.17             8,514.87

                                   [END CHART]

                       Data since Fund inception 7/31/08 to 6/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement 2020 Fund to the following benchmarks:

o  The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o  The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND (URTRX)

--------------------------------------------------------------------------------

                                         6/30/10                     12/31/09
--------------------------------------------------------------------------------

Net Assets                            $375.5 Million              $256.2 Million
Net Asset Value Per Share                 $9.95                       $10.10

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/10
--------------------------------------------------------------------------------

12/31/09 to 6/30/10*   -1.49%   1 Year   18.41%   Since Inception 7/31/08  1.91%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO
--------------------------------------------------------------------------------

BEFORE REIMBURSEMENT              0.76%       AFTER REIMBURSEMENT          0.62%
(Including acquired fund                       (Including acquired fund
   fees and expenses of 0.62%)                   fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
INCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH MAY 1, 2011,
TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING
EXTRAORDINARY EXPENSES AND AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. THIS
REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME
PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR
TERMINATED BY IMCO AT ANY TIME AFTER MAY 1, 2011. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH
PERIOD ENDED JUNE 30, 2010, WHICH WAS 0.07% AS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL          USAA TARGET
                      U.S. AGGREGATE           RETIREMENT
                        BOND INDEX              2030 FUND         S&P 500 INDEX

 7/31/2008              $10,000.00             $10,000.00           $10,000.00
 8/31/2008               10,094.91               9,990.00            10,144.65
 9/30/2008                9,959.32               9,250.00             9,240.68
10/31/2008                9,724.23               7,970.00             7,688.73
11/30/2008               10,040.76               7,690.00             7,137.03
12/31/2008               10,415.37               7,993.85             7,212.97
 1/31/2009               10,323.47               7,555.97             6,605.01
 2/28/2009               10,284.50               7,097.72             5,901.73
 3/31/2009               10,427.47               7,525.42             6,418.69
 4/30/2009               10,477.33               8,105.86             7,033.02
 5/31/2009               10,553.32               8,696.49             7,426.40
 6/30/2009               10,613.35               8,757.59             7,441.13
 7/31/2009               10,784.54               9,348.22             8,003.95
 8/31/2009               10,896.20               9,612.98             8,292.93
 9/30/2009               11,010.66              10,030.50             8,602.38
10/31/2009               11,065.03               9,969.40             8,442.58
11/30/2009               11,208.28              10,335.99             8,948.99
12/31/2009               11,033.08              10,526.60             9,121.85
 1/31/2010               11,201.62              10,349.42             8,793.70
 2/28/2010               11,243.45              10,526.60             9,066.10
 3/31/2010               11,229.63              10,995.61             9,613.20
 4/30/2010               11,346.52              11,172.79             9,764.97
 5/31/2010               11,442.00              10,557.87             8,985.23
 6/30/2010               11,621.43              10,370.27             8,514.87

                                   [END CHART]

                       Data since Fund inception 7/31/08 to 6/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement 2030 Fund to the following benchmarks:

o  The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o  The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA TARGET RETIREMENT 2040 FUND (URFRX)

--------------------------------------------------------------------------------

                                         6/30/10                     12/31/09
--------------------------------------------------------------------------------

Net Assets                            $337.6 Million              $234.2 Million
Net Asset Value Per Share                 $9.22                       $9.60

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/10
--------------------------------------------------------------------------------

12/31/09 to 6/30/10*  -3.96%   1 Year   17.71%   Since Inception 7/31/08  -2.36%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO
--------------------------------------------------------------------------------

BEFORE REIMBURSEMENT               0.86%     AFTER REIMBURSEMENT           0.71%
(Including acquired fund                      (Including acquired fund
   fees and expenses of 0.71%)                  fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
INCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH MAY 1, 2011,
TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING
EXTRAORDINARY EXPENSES AND AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. THIS
REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME
PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR
TERMINATED BY IMCO AT ANY TIME AFTER MAY 1, 2011. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH
PERIOD ENDED JUNE 30, 2010, WHICH WAS 0.07% AS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL          USAA TARGET
                      U.S. AGGREGATE           RETIREMENT
                        BOND INDEX              2040 FUND         S&P 500 INDEX

 7/31/2008              $10,000.00             $10,000.00           $10,000.00
 8/31/2008               10,094.91               9,990.00            10,144.65
 9/30/2008                9,959.32               9,110.00             9,240.68
10/31/2008                9,724.23               7,610.00             7,688.73
11/30/2008               10,040.76               7,160.00             7,137.03
12/31/2008               10,415.37               7,494.90             7,212.97
 1/31/2009               10,323.47               7,016.93             6,605.01
 2/28/2009               10,284.50               6,508.46             5,901.73
 3/31/2009               10,427.47               6,966.09             6,418.69
 4/30/2009               10,477.33               7,545.75             7,033.02
 5/31/2009               10,553.32               8,115.24             7,426.40
 6/30/2009               10,613.35               8,115.24             7,441.13
 7/31/2009               10,784.54               8,755.91             8,003.95
 8/31/2009               10,896.20               8,999.98             8,292.93
 9/30/2009               11,010.66               9,437.27             8,602.38
10/31/2009               11,065.03               9,294.89             8,442.58
11/30/2009               11,208.28               9,722.01             8,948.99
12/31/2009               11,033.08               9,946.22             9,121.85
 1/31/2010               11,201.62               9,656.13             8,793.70
 2/28/2010               11,243.45               9,863.34             9,066.10
 3/31/2010               11,229.63              10,402.09             9,613.20
 4/30/2010               11,346.52              10,567.86             9,764.97
 5/31/2010               11,442.00               9,821.90             8,985.23
 6/30/2010               11,621.43               9,552.52             8,514.87

                                   [END CHART]

                       Data since Fund inception 7/31/08 to 6/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement 2040 Fund to the following benchmarks:

o  The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o  The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND (URFFX)

--------------------------------------------------------------------------------

                                         6/30/10                     12/31/09
--------------------------------------------------------------------------------

Net Assets                            $133.1 Million               $88.5 Million
Net Asset Value Per Share                 $8.64                       $9.21

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/10
--------------------------------------------------------------------------------

12/31/09 to 6/30/10*  -6.19%   1 Year   16.59%   Since Inception 7/31/08  -6.00%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO
--------------------------------------------------------------------------------

BEFORE REIMBURSEMENT              1.13%      AFTER REIMBURSEMENT           0.80%
(Including acquired fund                      (Including acquired fund
   fees and expenses of 0.80%)                  fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES (AFFE), AND IS CALCULATED AS A PERCENTAGE OF
AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL
ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND
INCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN
THE FUND'S PROSPECTUS DATED MAY 1, 2010. IMCO HAS AGREED, THROUGH MAY 1, 2011,
TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING
EXTRAORDINARY EXPENSES AND AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. THIS
REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME
PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR
TERMINATED BY IMCO AT ANY TIME AFTER MAY 1, 2011. THE BEFORE REIMBURSEMENT
EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH
PERIOD ENDED JUNE 30, 2010, WHICH WAS 0.14% AS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL          USAA TARGET
                      U.S. AGGREGATE           RETIREMENT
                        BOND INDEX              2050 FUND         S&P 500 INDEX

 7/31/2008              $10,000.00             $10,000.00           $10,000.00
 8/31/2008               10,094.91               9,960.00            10,144.65
 9/30/2008                9,959.32               8,970.00             9,240.68
10/31/2008                9,724.23               7,330.00             7,688.73
11/30/2008               10,040.76               6,810.00             7,137.03
12/31/2008               10,415.37               7,180.05             7,212.97
 1/31/2009               10,323.47               6,611.33             6,605.01
 2/28/2009               10,284.50               6,042.61             5,901.73
 3/31/2009               10,427.47               6,550.40             6,418.69
 4/30/2009               10,477.33               7,129.27             7,033.02
 5/31/2009               10,553.32               7,677.67             7,426.40
 6/30/2009               10,613.35               7,616.74             7,441.13
 7/31/2009               10,784.54               8,276.86             8,003.95
 8/31/2009               10,896.20               8,510.44             8,292.93
 9/30/2009               11,010.66               8,936.98             8,602.38
10/31/2009               11,065.03               8,733.86             8,442.58
11/30/2009               11,208.28               9,211.18             8,948.99
12/31/2009               11,033.08               9,466.36             9,121.85
 1/31/2010               11,201.62               9,065.50             8,793.70
 2/28/2010               11,243.45               9,301.91             9,066.10
 3/31/2010               11,229.63               9,877.49             9,613.20
 4/30/2010               11,346.52              10,021.39             9,764.97
 5/31/2010               11,442.00               9,209.40             8,985.23
 6/30/2010               11,621.43               8,880.50             8,514.87

                                   [END CHART]

                       Data since Fund inception 7/31/08 to 6/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the
USAA Target Retirement 2050 Fund to the following benchmarks:

o  The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S.
   investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

o  The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. It is not possible to invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                        o TARGET RETIREMENT INCOME FUND o

                          ASSET ALLOCATION -- 6/30/2010

                  [PIE CHART OF TARGET RETIREMENT INCOME FUND]

FIXED INCOME                                                         69.1%
EQUITY                                                               29.4%
CASH                                                                  1.3%

                                   [END CHART]

                          TARGET RETIREMENT INCOME FUND
                                  AS OF 6/30/10

INVESTMENT                                                        ALLOCATION
----------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                     2.5%
Emerging Markets                                                      3.1%
Growth                                                                3.3%
Income Stock                                                          3.0%
International                                                         7.2%
Precious Metals and Minerals                                          1.6%
S&P 500 Index                                                         3.0%
Small Cap Stock                                                       2.7%
Value                                                                 3.0%
  Total Equity                                                       29.4%
Income                                                               27.7%
Intermediate-Term Bond                                               20.7%
Short-Term Bond                                                      20.7%
  Total Fixed-Income                                                 69.1%
CASH:
Money Market Instruments                                              1.3%

                         o TARGET RETIREMENT 2020 FUND o

                          ASSET ALLOCATION -- 6/30/2010

                   [PIE CHART OF TARGET RETIREMENT 2020 FUND]

FIXED INCOME                                                         58.7%
EQUITY                                                               39.4%
CASH                                                                  1.9%

                                   [END CHART]

                           TARGET RETIREMENT 2020 FUND
                                  AS OF 6/30/10

INVESTMENT                                                        ALLOCATION
----------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                     3.3%
Emerging Markets                                                      4.1%
Growth                                                                4.5%
Income Stock                                                          4.1%
International                                                         9.6%
Precious Metals and Minerals                                          2.2%
S&P 500 Index                                                         3.9%
Small Cap Stock                                                       3.7%
Value                                                                 4.0%
  Total Equity                                                       39.4%
High-Yield Opportunities                                              9.1%
Income                                                               19.9%
Intermediate-Term Bond                                               14.8%
Short-Term Bond                                                      14.9%
  Total Fixed-Income                                                 58.7%
CASH:
Money Market Instruments                                              1.9%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                          ASSET ALLOCATION -- 6/30/2010

                   [PIE CHART OF TARGET RETIREMENT 2030 FUND]

EQUITY                                                               60.0%
FIXED INCOME                                                         38.4%
CASH                                                                  1.5%

                                   [END CHART]

                           TARGET RETIREMENT 2030 FUND
                                  AS OF 6/30/10

INVESTMENT                                                        ALLOCATION
----------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                     5.0%
Emerging Markets                                                      6.2%
Growth                                                                6.8%
Income Stock                                                          6.2%
International                                                        14.7%
Precious Metals and Minerals                                          3.3%
S&P 500 Index                                                         6.0%
Small Cap Stock                                                       5.6%
Value                                                                 6.2%
  Total Equity                                                       60.0%
High-Yield Opportunities                                              9.2%
Income                                                               17.6%
Intermediate-Term Bond                                               11.6%
  Total Fixed-Income                                                 38.4%
CASH:
Money Market Instruments                                              1.5%

                         o TARGET RETIREMENT 2040 FUND o

                          ASSET ALLOCATION -- 6/30/2010

                   [PIE CHART OF TARGET RETIREMENT 2040 FUND]

EQUITY                                                               81.0%
FIXED INCOME                                                         17.5%
CASH                                                                  1.5%

                                   [END CHART]

                           TARGET RETIREMENT 2040 FUND
                                  AS OF 6/30/10

INVESTMENT                                                        ALLOCATION
----------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                     6.7%
Emerging Markets                                                      8.4%
Growth                                                                9.2%
Income Stock                                                          8.4%
International                                                        19.9%
Precious Metals and Minerals                                          4.5%
S&P 500 Index                                                         8.1%
Small Cap Stock                                                       7.5%
Value                                                                 8.3%
  Total Equity                                                       81.0%
High-Yield Opportunities                                              9.4%
Income                                                                8.1%
  Total Fixed-Income                                                 17.5%
CASH:
Money Market Instruments                                              1.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                          ASSET ALLOCATION -- 6/30/2010

                   [PIE CHART OF TARGET RETIREMENT 2050 FUND]

EQUITY                                                               98.4%
CASH                                                                  1.7%

                                   [END CHART]

                           TARGET RETIREMENT 2050 FUND
                                  AS OF 6/30/10

INVESTMENT                                                        ALLOCATION
----------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                     8.2%
Emerging Markets                                                     10.2%
Growth                                                               11.2%
Income Stock                                                         10.2%
International                                                        24.1%
Precious Metals and Minerals                                          5.4%
S&P 500 Index                                                         9.9%
Small Cap Stock                                                       9.1%
Value                                                                10.1%
  Total Equity                                                       98.4%
CASH:
Money Market Instruments                                              1.7%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIOS OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
June 30, 2010 (unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES      SECURITY                                                                                     (000)
-----------------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (29.4%)
  130,415      USAA Aggressive Growth Fund                                                               $  3,389
  245,262      USAA Emerging Markets Fund                                                                   4,214
  396,268      USAA Growth Fund                                                                             4,624
  427,896      USAA Income Stock Fund                                                                       4,206
  506,502      USAA International Fund                                                                      9,988
   59,476      USAA Precious Metals and Minerals Fund                                                       2,247
  265,031      USAA S&P 500 Index Fund                                                                      4,095
  349,919      USAA Small Cap Stock Fund*                                                                   3,783
  378,473      USAA Value Fund                                                                              4,163
                                                                                                         --------
               Total Equity Mutual Funds (cost: $38,436)                                                   40,709
                                                                                                         --------
               FIXED-INCOME MUTUAL FUNDS (69.1%)
3,027,435      USAA Income Fund                                                                            38,357
2,867,106      USAA Intermediate-Term Bond Fund                                                            28,614
3,134,532      USAA Short-Term Bond Fund                                                                   28,744
                                                                                                         --------
               Total Fixed-income Mutual Funds (cost: $90,268)                                             95,715
                                                                                                         --------
               MONEY MARKET INSTRUMENTS (1.3%)

               MONEY MARKET FUNDS (1.3%)
1,872,595      State Street Institutional Liquid Reserve Fund, 0.21%(a) (cost: $1,873)                      1,873
                                                                                                         --------

               TOTAL INVESTMENTS (COST: $130,577)                                                        $138,297
                                                                                                         ========

-----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)              (LEVEL 2)         (LEVEL 3)
                                          QUOTED PRICES      OTHER SIGNIFICANT       SIGNIFICANT
                                      IN ACTIVE MARKETS             OBSERVABLE      UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                 INPUTS            INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                            $ 40,709                    $--               $--         $ 40,709
Fixed-Income Mutual Funds                        95,715                     --                --           95,715
Money Market Instruments:
 Money Market Funds                               1,873                     --                --            1,873
-----------------------------------------------------------------------------------------------------------------
Total                                          $138,297                    $--               $--         $138,297
-----------------------------------------------------------------------------------------------------------------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  13

================================================================================

USAA TARGET RETIREMENT 2020 FUND
June 30, 2010 (unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES      SECURITY                                                                                     (000)
-----------------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (39.4%)
  336,555      USAA Aggressive Growth Fund                                                               $  8,747
  632,502      USAA Emerging Markets Fund                                                                  10,866
1,019,900      USAA Growth Fund                                                                            11,902
1,104,312      USAA Income Stock Fund                                                                      10,855
1,303,941      USAA International Fund                                                                     25,714
  152,289      USAA Precious Metals and Minerals Fund                                                       5,754
  682,798      USAA S&P 500 Index Fund                                                                     10,549
  901,566      USAA Small Cap Stock Fund*                                                                   9,746
  976,821      USAA Value Fund                                                                             10,745
                                                                                                         --------
               Total Equity Mutual Funds (cost: $96,938)                                                  104,878
                                                                                                         --------
               FIXED-INCOME MUTUAL FUNDS (58.7%)
3,072,040      USAA High-Yield Opportunities Fund                                                          24,177
4,184,561      USAA Income Fund                                                                            53,018
3,964,172      USAA Intermediate-Term Bond Fund                                                            39,563
4,333,052      USAA Short-Term Bond Fund                                                                   39,734
                                                                                                         --------
               Total Fixed-income Mutual Funds (cost: $144,695)                                           156,492
                                                                                                         --------
               MONEY MARKET INSTRUMENTS (1.9%)

               MONEY MARKET FUNDS (1.9%)
5,026,908      State Street Institutional Liquid Reserve Fund, 0.21%(a) (cost: $5,027)                      5,027
                                                                                                         --------

               TOTAL INVESTMENTS (COST: $246,660)                                                        $266,397
                                                                                                         ========

-----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)              (LEVEL 2)         (LEVEL 3)
                                          QUOTED PRICES      OTHER SIGNIFICANT       SIGNIFICANT
                                      IN ACTIVE MARKETS             OBSERVABLE      UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                 INPUTS            INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                            $104,878                    $--               $--         $104,878
Fixed-Income Mutual Funds                       156,492                     --                --          156,492
Money Market Instruments:
 Money Market Funds                               5,027                     --                --            5,027
-----------------------------------------------------------------------------------------------------------------
Total                                          $266,397                    $--               $--         $266,397
-----------------------------------------------------------------------------------------------------------------

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND
June 30, 2010 (unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES      SECURITY                                                                                     (000)
-----------------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (60.0%)
  722,682      USAA Aggressive Growth Fund                                                               $ 18,782
1,357,535      USAA Emerging Markets Fund                                                                  23,322
2,191,651      USAA Growth Fund                                                                            25,577
2,371,740      USAA Income Stock Fund                                                                      23,314
2,799,468      USAA International Fund                                                                     55,206
  327,780      USAA Precious Metals and Minerals Fund                                                      12,384
1,466,596      USAA S&P 500 Index Fund                                                                     22,659
1,936,553      USAA Small Cap Stock Fund*                                                                  20,934
2,097,577      USAA Value Fund                                                                             23,073
                                                                                                         --------
               Total Equity Mutual Funds (cost: $212,581)                                                 225,251
                                                                                                         --------
               FIXED-INCOME MUTUAL FUNDS (38.4%)
4,399,751      USAA High-Yield Opportunities Fund                                                          34,626
5,205,648      USAA Income Fund                                                                            65,955
4,382,955      USAA Intermediate-Term Bond Fund                                                            43,742
                                                                                                         --------
               Total Fixed-income Mutual Funds (cost: $131,206)                                           144,323
                                                                                                         --------
               MONEY MARKET INSTRUMENTS (1.5%)

               MONEY MARKET FUNDS (1.5%)
5,752,511      State Street Institutional Liquid Reserve Fund, 0.21%(a) (cost: $5,753)                      5,753
                                                                                                         --------

               TOTAL INVESTMENTS (COST: $349,540)                                                        $375,327
                                                                                                         ========

-----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)              (LEVEL 2)         (LEVEL 3)
                                          QUOTED PRICES      OTHER SIGNIFICANT       SIGNIFICANT
                                      IN ACTIVE MARKETS             OBSERVABLE      UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                 INPUTS            INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                            $225,251                    $--               $--         $225,251
Fixed-Income Mutual Funds                       144,323                     --                --          144,323
Money Market Instruments:
 Money Market Funds                               5,753                     --                --            5,753
-----------------------------------------------------------------------------------------------------------------
Total                                          $375,327                    $--               $--         $375,327
-----------------------------------------------------------------------------------------------------------------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  15

================================================================================

USAA TARGET RETIREMENT 2040 FUND
June 30, 2010 (unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES      SECURITY                                                                                     (000)
-----------------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (81.0%)
  876,346      USAA Aggressive Growth Fund                                                               $ 22,776
1,647,531      USAA Emerging Markets Fund                                                                  28,305
2,659,065      USAA Growth Fund                                                                            31,031
2,879,965      USAA Income Stock Fund                                                                      28,310
3,403,056      USAA International Fund                                                                     67,108
  398,354      USAA Precious Metals and Minerals Fund                                                      15,050
1,780,930      USAA S&P 500 Index Fund                                                                     27,515
2,349,357      USAA Small Cap Stock Fund*                                                                  25,397
2,547,125      USAA Value Fund                                                                             28,019
                                                                                                         --------
               Total Equity Mutual Funds (cost: $260,146)                                                 273,511
                                                                                                         --------
               FIXED-INCOME MUTUAL FUNDS (17.5%)
4,007,711      USAA High-Yield Opportunities Fund                                                          31,540
2,163,991      USAA Income Fund                                                                            27,418
                                                                                                         --------
               Total Fixed-income Mutual Funds (cost: $52,971)                                             58,958
                                                                                                         --------
               MONEY MARKET INSTRUMENTS (1.5%)

               MONEY MARKET FUNDS (1.5%)
5,097,830      State Street Institutional Liquid Reserve Fund, 0.21%(a) (cost: $5,098)                      5,098
                                                                                                         --------

               TOTAL INVESTMENTS (COST: $318,215)                                                        $337,567
                                                                                                         ========

-----------------------------------------------------------------------------------------------------------------
($ IN 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)              (LEVEL 2)         (LEVEL 3)
                                          QUOTED PRICES      OTHER SIGNIFICANT       SIGNIFICANT
                                      IN ACTIVE MARKETS             OBSERVABLE      UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                 INPUTS            INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                            $273,511                    $--               $--         $273,511
Fixed-Income Mutual Funds                        58,958                     --                --           58,958
Money Market Instruments:
 Money Market Funds                               5,098                     --                --            5,098
-----------------------------------------------------------------------------------------------------------------
Total                                          $337,567                    $--               $--         $337,567
-----------------------------------------------------------------------------------------------------------------

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND
June 30, 2010 (unaudited)

-----------------------------------------------------------------------------------------------------------------
                                                                                                           MARKET
NUMBER                                                                                                      VALUE
OF SHARES      SECURITY                                                                                     (000)
-----------------------------------------------------------------------------------------------------------------

               EQUITY MUTUAL FUNDS (98.4%)
  419,985      USAA Aggressive Growth Fund                                                               $ 10,915
  789,521      USAA Emerging Markets Fund                                                                  13,564
1,274,154      USAA Growth Fund                                                                            14,869
1,378,534      USAA Income Stock Fund                                                                      13,551
1,630,514      USAA International Fund                                                                     32,154
  190,645      USAA Precious Metals and Minerals Fund                                                       7,203
  853,900      USAA S&P 500 Index Fund                                                                     13,193
1,125,440      USAA Small Cap Stock Fund*                                                                  12,166
1,219,221      USAA Value Fund                                                                             13,411
                                                                                                         --------
               Total Equity Mutual Funds (cost: $125,163)                                                 131,026
                                                                                                         --------
               MONEY MARKET INSTRUMENTS (1.7%)

               MONEY MARKET FUNDS (1.7%)
2,212,056      State Street Institutional Liquid Reserve Fund, 0.21%(a) (cost: $2,212)                      2,212
                                                                                                         --------

               Total Investments (cost: $127,375)                                                        $133,238
                                                                                                         ========

-----------------------------------------------------------------------------------------------------------------
($ in 000s)                                                  VALUATION HIERARCHY
-----------------------------------------------------------------------------------------------------------------
                                              (LEVEL 1)              (LEVEL 2)         (LEVEL 3)
                                          QUOTED PRICES      OTHER SIGNIFICANT       SIGNIFICANT
                                      IN ACTIVE MARKETS             OBSERVABLE      UNOBSERVABLE
ASSETS                             FOR IDENTICAL ASSETS                 INPUTS            INPUTS            TOTAL
-----------------------------------------------------------------------------------------------------------------

Equity Mutual Funds                            $131,026                    $--               $--         $131,026
Money Market Instruments:
 Money Market Funds                               2,212                     --                --            2,212
-----------------------------------------------------------------------------------------------------------------
Total                                          $133,238                    $--               $--         $133,238
-----------------------------------------------------------------------------------------------------------------

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES
   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
   100%. A category percentage of 0.0% represents less than 0.1% of net assets.

   The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Investment Management Company, an affiliate of the Funds. The
   USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500
   Index Fund and the Institutional Shares of the other USAA mutual funds.

o  SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at
      June 30, 2010.

   *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2010 (unaudited)
--------------------------------------------------------------------------------

                                                                                    USAA TARGET RETIREMENT
                                                              -------------------------------------------------------------------
                                                              INCOME FUND     2020 FUND     2030 FUND     2040 FUND     2050 FUND
---------------------------------------------------------------------------------------------------------------------------------

ASSETS
  Investments in affiliated underlying funds, at value
      (cost of $128,704, $241,633, $343,787, $313,117,
      and $125,163, respectively)                                $136,424      $261,370      $369,574      $332,469      $131,026
  Investments in other securities, at value
      (cost of $1,873, $5,027, $5,753, $5,098,
      and $2,212, respectively)                                     1,873         5,027         5,753         5,098         2,212
  Receivables:
      Capital shares sold                                             275           364           595           504           226
      USAA Investment Management Company (Note 5C)                     33            34            27            31            37
      Dividends from affiliated underlying funds                      223           306           222             -             -
      Interest                                                          -             1             1             1             -
      Securities sold                                                  51             -             -             -             -
                                                                 ----------------------------------------------------------------
          Total assets                                            138,879       267,102       376,172       338,103       133,501
                                                                 ----------------------------------------------------------------
LIABILITIES
   Payables:
       Securities purchased                                           223           619           411           296           271
       Capital shares redeemed                                         83            86           215           139            55
   Other accrued expenses and payables                                 33            39            24            32            37
                                                                 ----------------------------------------------------------------
          Total liabilities                                           339           744           650           467           363
                                                                 ----------------------------------------------------------------
               Net assets applicable to capital shares
                 outstanding                                     $138,540      $266,358      $375,522      $337,636      $133,138
                                                                 ================================================================
NET ASSETS CONSIST OF:
  Paid-in capital                                                $132,089      $247,416      $350,806      $320,962      $129,706
  Accumulated undistributed net investment income                     236         3,814         4,215         2,291           211
  Accumulated net realized loss on investments                     (1,505)       (4,609)       (5,286)       (4,969)       (2,642)
  Net unrealized appreciation of investments                        7,720        19,737        25,787        19,352         5,863
                                                                 ----------------------------------------------------------------
             Net assets applicable to capital shares
                outstanding                                      $138,540      $266,358      $375,522      $337,636      $133,138
                                                                 ================================================================
  Capital shares outstanding, unlimited number of shares
      authorized, no par value                                     13,569        25,487        37,746        36,631        15,415
                                                                 ================================================================
  Net asset value, redemption price, and offering price
      per share                                                  $  10.21      $  10.45      $   9.95      $   9.22      $   8.64
                                                                 ================================================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited)
--------------------------------------------------------------------------------

                                                                                    USAA TARGET RETIREMENT
                                                              -------------------------------------------------------------------
                                                              INCOME FUND     2020 FUND     2030 FUND     2040 FUND     2050 FUND
---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Income distributions from affiliated underlying funds          $2,080        $ 3,790       $  4,188      $  2,287      $    210
  Interest                                                            2              4              4             4             1
                                                                 ----------------------------------------------------------------
          Total income                                            2,082          3,794          4,192         2,291           211
                                                                 ----------------------------------------------------------------
EXPENSES
  Custody and accounting fees                                        13             14             14            14            12
  Postage                                                             3             10             15            16            10
  Shareholder reporting fees                                          3              5             10            10             6
  Trustees' fees                                                      5              5              5             5             5
  Registration fees                                                  22             32             35            31            22
  Professional fees                                                  23             24             24            24            23
  Other                                                               4              5              5             5             4
                                                                 ----------------------------------------------------------------
          Total expenses                                             73             95            108           105            82
  Expenses reimbursed                                               (73)           (95)          (108)         (105)          (82)
                                                                 ----------------------------------------------------------------
          Net expenses                                                -              -              -             -             -
                                                                 ----------------------------------------------------------------
NET INVESTMENT INCOME                                             2,082          3,794          4,192         2,291           211
                                                                 ----------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS
  Net realized loss on sales of affiliated underlying funds        (208)          (331)          (640)         (817)         (660)
  Change in net unrealized appreciation/depreciation of
      affiliated underlying funds                                  (638)        (4,223)       (12,442)      (18,144)       (9,258)
                                                                 ----------------------------------------------------------------
           Net realized and unrealized loss                        (846)        (4,554)       (13,082)      (18,961)       (9,918)
                                                                 ----------------------------------------------------------------
   Increase (decrease) in net assets resulting from
           operations                                            $1,236        $  (760)      $ (8,890)     $(16,670)     $ (9,707)
                                                                 ================================================================

See accompanying notes to financial statements.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited), and year ended December 31,
2009
--------------------------------------------------------------------------------

                                                                                    USAA TARGET RETIREMENT
                                                        --------------------------------------------------------------------------
                                                               INCOME FUND               2020 FUND                2030 FUND
                                                        --------------------------------------------------------------------------
                                                        6/30/2010   12/31/2009    6/30/2010   12/31/2009    6/30/2010   12/31/2009
----------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income                                  $  2,082     $  2,206     $  3,794     $  4,443     $  4,192     $  5,586
  Net realized loss on sales of affiliated
     underlying funds                                        (208)      (1,019)        (331)      (3,118)        (640)      (3,203)
  Change in net unrealized appreciation/depreciation
     of affiliated underlying funds                          (638)      10,571       (4,223)      27,039      (12,442)      42,827
                                                        --------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
         from operations                                    1,236       11,758         (760)      28,364       (8,890)      45,210
                                                        --------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                   (1,863)      (2,192)           -       (4,425)           -       (5,566)
   Net realized gains                                           -         (110)           -         (847)           -         (246)
                                                        --------------------------------------------------------------------------
      Distributions to shareholders                        (1,863)      (2,302)           -       (5,272)           -       (5,812)
                                                        --------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                69,800       69,222      115,687      130,636      161,762      184,168
  Reinvested dividends                                      1,775        2,125            1        5,121            4        5,704
  Cost of shares redeemed                                 (23,257)     (12,692)     (28,230)     (18,914)     (33,590)     (23,530)
                                                        --------------------------------------------------------------------------
     Increase in net assets from capital
         share transactions                                48,318       58,655       87,458      116,843      128,176      166,342
                                                        --------------------------------------------------------------------------
  Capital contribution from USAA Transfer
     Agency Company                                             -            1            -            8            -            4
                                                        --------------------------------------------------------------------------
  Net increase in net assets                               47,691       68,112       86,698      139,943      119,286      205,744
NET ASSETS
   Beginning of period                                     90,849       22,737      179,660       39,717      256,236       50,492
                                                        --------------------------------------------------------------------------
   End of period                                         $138,540     $ 90,849     $266,358     $179,660     $375,522     $256,236
                                                        ==========================================================================
Accumulated undistributed net investment income:
   End of period                                         $    236     $     17     $  3,814     $     20     $  4,215     $     23
                                                        ==========================================================================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                               6,706        7,404       10,835       14,100       15,617       21,068
  Shares issued for dividends reinvested                      171          218            -          491            -          563
  Shares redeemed                                          (2,242)      (1,381)      (2,652)      (2,044)      (3,253)      (2,680)
                                                        --------------------------------------------------------------------------
     Increase in shares outstanding                         4,635        6,241        8,183       12,547       12,364       18,951
                                                        ==========================================================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2010 (unaudited), and year ended December 31,
2009
--------------------------------------------------------------------------------

                                                                                       USAA TARGET RETIREMENT
                                                                        -----------------------------------------------------
                                                                               2040 FUND                     2050 FUND
                                                                        -----------------------------------------------------
                                                                        6/30/2010     12/31/2009      6/30/2010    12/31/2009
-----------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income                                                  $  2,291       $  3,827       $    211       $   817
  Net realized loss on sales of affiliated underlying funds                  (817)        (3,945)          (660)       (1,823)
  Change in net unrealized appreciation/depreciation of affiliated
     underlying funds                                                     (18,144)        44,291         (9,258)       18,463
                                                                         ----------------------------------------------------
     Increase (decrease) in net assets resulting from operations          (16,670)        44,173         (9,707)       17,457
                                                                         ----------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        -         (3,828)             -          (819)
   Net realized gains                                                           -           (436)             -          (223)
                                                                         ----------------------------------------------------
      Distributions to shareholders                                             -         (4,264)             -        (1,042)
                                                                         ----------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                               147,612        163,652         65,809        61,543
  Reinvested dividends                                                          1          4,182              -           993
  Cost of shares redeemed                                                 (27,520)       (17,280)       (11,417)       (6,587)
                                                                         ----------------------------------------------------
     Increase in net assets from capital share transactions               120,093        150,554         54,392        55,949
                                                                         ----------------------------------------------------
  Capital contribution from USAA Transfer Agency Company                        -              8              -             -
                                                                         ----------------------------------------------------
  Net increase in net assets                                              103,423        190,471         44,685        72,364
NET ASSETS
   Beginning of period                                                    234,213         43,742         88,453        16,089
                                                                         ----------------------------------------------------
   End of period                                                         $337,636       $234,213       $133,138       $88,453
                                                                         ====================================================
Accumulated undistributed net investment income:
   End of period                                                         $  2,291       $      -       $    211       $     -
                                                                         ====================================================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                              15,057         20,102          7,038         8,045
  Shares issued for dividends reinvested                                        -            434              -           107
  Shares redeemed                                                          (2,813)        (2,082)        (1,227)         (825)
                                                                         ----------------------------------------------------
  Increase in shares outstanding                                           12,244         18,454          5,811         7,327
                                                                         ====================================================

See accompanying notes to financial statements.

================================================================================

22     | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Target
Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund
(Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA
Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050
Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying
USAA equity and fixed-income mutual funds (underlying USAA funds) managed by
USAA Investment Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

   2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price.
      Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted)
   in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the
   Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis.
   Dividend income and capital gain distributions from the underlying USAA funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. For the six-month period ended June 30, 2010, the Manager has reimbursed the Funds for all operating expenses incurred, before reductions of expenses paid indirectly; therefore, the custodian and bank credits have been reclassified to income on the statements of operations. For the six-month period ended June 30, 2010, these custodian and other bank credits increased each of the Funds'
   investment income by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The
   Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from
CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2010, the facility fees paid to CAPCO were $1,000 for Target 2030 and Target 2040 and were less than $500 for each of the other Funds. The related percent of those fees to the total fees paid to
CAPCO by all USAA funds was 0.3% for Target Income and Target 2050, 0.5%. for
Target 2020, and 0.7% for Target 2030 and Target 2040. The Funds had no
borrowings under this agreement during the period June 30, 2010.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31,
2010, in accordance with applicable tax law.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended June 30, 2010, the Funds did not incur any income tax, interest, or penalties. As of June 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Funds' net assets or results of operations. Tax years ended December 31, 2008, through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2010, were as follows (in thousands):

                                        TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------

Cost of purchases                          $69,682        $120,876       $182,689      $172,078      $70,940
Proceeds from sales/maturities              20,900          29,908         50,117        48,958       16,374

As of June 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

As of June 30, 2010, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                                        TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------

Unrealized appreciation                    $7,720         $19,737        $25,943       $19,954       $7,009
Unrealized depreciation                         -               -           (156)         (602)      (1,146)
--------------------------------------------------------------------------------------------------------------
Net                                        $7,720         $19,737        $25,787       $19,352       $5,863
--------------------------------------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

   A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory
      Agreement. The Manager does not receive any management fees for from the
      Funds for these services.

   B. ADMINISTRATION AND SERVICING AGREEMENT -- The Manager provides certain administration and shareholder servicing functions for the Funds. The
      Manager does not receive any fees from the Funds for these services.

      In addition to the services provided under its Administration and
      Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Trust's
      Board of Trustees has approved the billing of these expenses to the Funds.
      These expenses are included in the professional fees on the Funds'
      statements of operations. For the six-month period ended June 30, 2010, the amounts for each of the Funds are shown below (in thousands):

                                        TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------

Compliance and legal services                $1             $3             $4            $4            $1

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   C. EXPENSE LIMITATION -- The Manager has agreed, through May 1, 2011, to waive all fees and to reimburse all operating expenses of the Funds, excluding extraordinary expenses and before reductions of expenses paid indirectly. This expense reimbursement arrangement may not be changed or terminated through May 1, 2011, without approval of the Trust's Board of
      Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended June 30, 2010, the Funds incurred reimbursable expenses, a portion of which was receivable from the
      Manager, as shown below (in thousands):

                                        TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------

Reimbursable expenses                        $73            $95            $108          $105          $82
Receivable from Manager                       33             34              27            31           37

   D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA
      Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services.

   E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The
      Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At June 30, 2010,
USAA and its affiliated companies owned the following number of shares and percent of total outstanding shares of each of the Funds:

                                        TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------

Number of shares (000)                      450             450            450           450           450
% of outstanding shares                     3.3%            1.8%           1.2%          1.2%          2.9%

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

   A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA funds' net assets. At June 30, 2010, the Funds owned the following percent of the total outstanding shares of each of the underlying USAA funds:

AFFILIATED USAA FUND                    TARGET INCOME   TARGET 2020    TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------

Aggressive Growth                            0.3%           0.9%           1.9%          2.3%          1.1%
Emerging Markets                             0.7%           1.7%           3.6%          4.4%          2.1%
Growth                                       0.7%           1.8%           3.8%          4.6%          2.2%
High-Yield Opportunities                       -            2.2%           3.2%          2.9%            -
Income                                       1.4%           1.9%           2.4%          1.0%            -
Income Stock                                 0.3%           0.9%           1.9%          2.3%          1.1%
Intermediate-Term Bond                       2.2%           3.0%           3.3%            -             -
International                                0.7%           1.8%           3.8%          4.6%          2.2%
Precious Metals and Minerals                 0.1%           0.3%           0.7%          0.8%          0.4%
S&P 500 Index                                0.2%           0.4%           0.9%          1.1%          0.5%
Short-Term Bond                              1.6%           2.2%             -             -             -
Small Cap Stock                              0.6%           1.7%           3.6%          4.4%          2.1%
Value                                        0.9%           2.2%           4.7%          5.8%          2.8%

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

   B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended June 30, 2010 (in thousands):

TARGET INCOME:

                                                                                         REALIZED            MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS   DIVIDEND INCOME    GAIN (LOSS)(b)   12/31/2009     6/30/2010
-------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                 $ 2,042             $  301            $  -              $(13)         $ 1,935       $ 3,389
Emerging Markets                    2,348                818               -               (52)           2,985         4,214
Growth                              3,249              1,426               -               (73)           3,206         4,624
Income                             20,119              2,741             761                (2)          20,195        38,357
Income Stock                        2,436                508              27               (28)           2,681         4,206
Intermediate-Term Bond             12,409              8,955             810                37           24,190        28,614
International                       5,808                591               -               (55)           5,814         9,988
Precious Metals and Minerals        1,382                232               -                (4)             855         2,247
S&P 500 Index                       3,425                680              36               (35)           1,692         4,095
Short-Term Bond                    11,731              2,880             446                 -           19,585        28,744
Small Cap Stock                     2,105              1,167               -                45            2,899         3,783
Value                               2,628                601               -               (28)           2,451         4,163

TARGET 2020:

                                                                                         REALIZED            MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS   DIVIDEND INCOME    GAIN (LOSS)(b)   12/31/2009     6/30/2010
-------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                 $ 5,122             $  412          $    -             $  (3)         $ 4,766       $ 8,747
Emerging Markets                    5,514              1,740               -               (81)           7,860        10,866
Growth                              8,158              3,151               -              (163)           7,917        11,902
High-Yield Opportunities            9,475              3,618             926               (60)          18,165        24,177
Income                             22,039              2,917           1,066                 7           32,735        53,018
Income Stock                        5,979                849              69               (36)           6,747        10,855
Intermediate-Term Bond             14,925              5,626           1,027                21           29,090        39,563
International                      13,431                581               -               (15)          15,524        25,714
Precious Metals and Minerals        3,212                974               -               (51)           2,945         5,754
S&P 500 Index                       5,795              1,353              94               (64)           7,021        10,549
Short-Term Bond                    15,612              5,032             608                 7           28,720        39,734
Small Cap Stock                     4,898              2,569               -               145            7,553         9,746
Value                               6,716              1,086               -               (38)           5,913        10,745

TARGET 2030:

                                                                                         REALIZED            MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS   DIVIDEND INCOME    GAIN (LOSS)(b)   12/31/2009     6/30/2010
-------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                 $10,941            $   564          $    -             $ (12)         $ 9,980       $18,782
Emerging Markets                   11,588              3,405               -              (175)          16,784        23,322
Growth                             15,830              6,153               -              (377)          18,154        25,577
High-Yield Opportunities           14,150              5,632           1,332               (91)          25,890        34,626
Income                             29,286             10,625           1,367                29           45,759        65,955
Income Stock                       12,797              1,342             150               (79)          14,062        23,314
Intermediate-Term Bond             19,790             10,205           1,137                71           32,845        43,742
International                      28,063                217               -                (6)          33,100        55,206
Precious Metals and Minerals        7,467              1,382               -               (13)           4,946        12,384
S&P 500 Index                       9,790              3,222             202              (165)          18,125        22,659
Small Cap Stock                    10,330              5,500               -               264           16,411        20,934
Value                              12,657              1,870               -               (86)          14,029        23,073

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

TARGET 2040:

                                                                                         REALIZED            MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS   DIVIDEND INCOME    GAIN (LOSS)(b)   12/31/2009     6/30/2010
-------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                 $14,151            $   390          $    -             $ (56)         $10,916       $22,776
Emerging Markets                   13,943              3,643               -              (210)          20,022        28,305
Growth                             14,461              7,234               -              (480)          26,711        31,031
High-Yield Opportunities           13,514              5,786           1,226               (84)          23,611        31,540
Income                             18,569             17,234             628               123           25,332        27,418
Income Stock                       12,508              1,387             184               (92)          19,915        28,310
International                      33,723                  -               -                 -           40,508        67,108
Precious Metals and Minerals        9,405              1,945               -                (4)           5,910        15,050
S&P 500 Index                      14,913              2,588             249              (168)          17,607        27,515
Small Cap Stock                    12,472              6,866               -               275           20,158        25,397
Value                              14,419              1,885               -              (121)          17,620        28,019

TARGET 2050:

                                                                                         REALIZED            MARKET VALUE
AFFILIATED USAA FUND           PURCHASE COST(a)   SALES PROCEEDS   DIVIDEND INCOME    GAIN (LOSS)(b)   12/31/2009     6/30/2010
-------------------------------------------------------------------------------------------------------------------------------

Aggressive Growth                 $ 6,520            $  174           $  -               $ (27)         $ 5,513       $10,915
Emerging Markets                    7,085             2,030              -                (121)           9,521        13,564
Growth                              7,642             5,374              -                (306)          14,091        14,869
Income Stock                        6,220             1,775             89                 (82)          10,454        13,551
International                      16,834                 -              -                   -           18,832        32,154
Precious Metals and Minerals        4,859             1,233              -                   2            2,765         7,203
S&P 500 Index                       8,873             1,315            121                (120)           6,797        13,193
Small Cap Stock                     6,480             3,419              -                  66            9,306        12,166
Value                               6,427             1,054              -                 (72)           9,100        13,411

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS -- TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             SIX-MONTH
                                                            PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                                               JUNE 30,            DECEMBER 31,         DECEMBER 31,
                                                                2010                  2009                2008*
                                                            --------------------------------------------------------

Net asset value at beginning of period                      $  10.17               $  8.44             $ 10.00
                                                            --------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                       .17                   .34                 .23(a)
     Net realized and unrealized gain (loss)                     .02(e)               1.74               (1.63)(a)
                                                            --------------------------------------------------------
Total from investment operations                                 .19                  2.08               (1.40)(a)
                                                            --------------------------------------------------------
Less distributions from:
     Net investment income                                      (.15)                 (.34)               (.16)
     Realized capital gains                                        -                  (.01)                  -
                                                            --------------------------------------------------------
Total distributions                                             (.15)                 (.35)               (.16)
                                                            --------------------------------------------------------
Net asset value at end of period                            $  10.21               $ 10.17             $  8.44
                                                            ========================================================
Total return (%)**                                              1.84                 25.04              (14.01)
Net assets at end of period (000)                           $138,540               $90,849             $22,737
Ratios to average net assets:***(b)
     Expenses(c)                                                   -                     -                   -
     Expenses, excluding reimbursements (%)(c)                   .12(d)                .32                1.06(d)
     Net investment income (%)                                  3.50(d)               4.44                6.31(d)
Portfolio turnover (%)                                            18                    25                  20

  *  Fund commenced operations on July 31, 2008.
 **  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
***  For the six-month period ended June 30, 2010, average net assets were $119,951,000.
(a)  Calculated using average shares.
(b)  Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e)  Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses is due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             SIX-MONTH
                                                            PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                                               JUNE 30,            DECEMBER 31,         DECEMBER 31,
                                                                2010                   2009               2008*
                                                            --------------------------------------------------------

Net asset value at beginning of period                      $  10.38               $   8.35            $ 10.00
                                                            --------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                       .15                    .27                .26(a)
     Net realized and unrealized gain (loss)                    (.08)                  2.08              (1.76)(a)
                                                            --------------------------------------------------------
Total from investment operations                                 .07                   2.35              (1.50)(a)
                                                            --------------------------------------------------------
Less distributions from:
     Net investment income                                         -                   (.27)              (.15)
     Realized capital gains                                        -                   (.05)                 -
                                                            --------------------------------------------------------
Total distributions                                                -                   (.32)              (.15)
                                                            --------------------------------------------------------
Net asset value at end of period                            $  10.45               $  10.38            $  8.35
                                                            ========================================================
Total return (%)**                                               .67                  28.12             (14.95)
Net assets at end of period (000)                           $266,358               $179,660            $39,717
Ratios to average net assets:***(b)
     Expenses(c)                                                   -                      -                  -
     Expenses, excluding reimbursements (%)(c)                   .08(d)                 .18                .73(d)
     Net investment income (%)                                  3.33(d)                4.40               7.35(d)
Portfolio turnover (%)                                            13                     34                 31

  *  Fund commenced operations on July 31, 2008.
 **  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
***  For the six-month period ended June 30, 2010, average net assets were
     $229,924,000.
(a)  Calculated using average shares.
(b)  Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             SIX-MONTH
                                                            PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                                               JUNE 30,            DECEMBER 31,         DECEMBER 31,
                                                                2010                   2009               2008*
                                                            --------------------------------------------------------

Net asset value at beginning of period                      $  10.10               $   7.85            $ 10.00
                                                            --------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                       .11                    .23                .25(a)
     Net realized and unrealized gain (loss)                    (.26)                  2.26              (2.26)(a)
                                                            --------------------------------------------------------
Total from investment operations                                (.15)                  2.49              (2.01)(a)
                                                            --------------------------------------------------------
Less distributions from:
     Net investment income                                         -                   (.23)              (.14)
     Realized capital gains                                        -                   (.01)                 -
                                                            --------------------------------------------------------
Total distributions                                                -                   (.24)              (.14)
                                                            --------------------------------------------------------
Net asset value at end of period                            $   9.95               $  10.10            $  7.85
                                                            ========================================================

Total return (%)**                                             (1.49)                 31.68             (20.06)
Net assets at end of period (000)                           $375,522               $256,236            $50,492
Ratios to average net assets:***(b)
     Expenses(c)                                                   -                      -                  -
     Expenses, excluding reimbursements (%)(c)                   .07(d)                 .14                .61(d)
     Net investment income (%)                                  2.56(d)                3.96               7.27(d)
Portfolio turnover (%)                                            16                     23                 18

  *  Fund commenced operations on July 31, 2008.
 **  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
***  For the six-month period ended June 30, 2010, average net assets were
     $330,225,000.
(a)  Calculated using average shares.
(b)  Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             SIX-MONTH
                                                            PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                                               JUNE 30,            DECEMBER 31,         DECEMBER 31,
                                                                2010                   2009               2008*
                                                            --------------------------------------------------------

Net asset value at beginning of period                      $   9.60               $   7.37            $ 10.00
                                                            --------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                       .06                    .16                .21(a)
     Net realized and unrealized gain (loss)                    (.44)                  2.25              (2.72)(a)
                                                            --------------------------------------------------------
Total from investment operations                                (.38)                  2.41              (2.51)(a)
                                                            --------------------------------------------------------
Less distributions from:
     Net investment income                                         -                   (.16)              (.12)
     Realized capital gains                                        -                   (.02)                 -
                                                            --------------------------------------------------------
Total distributions                                                -                   (.18)              (.12)
                                                            --------------------------------------------------------
Net asset value at end of period                            $   9.22               $   9.60            $  7.37
                                                            ========================================================

Total return (%)**                                             (3.96)                 32.71             (25.05)
Net assets at end of period (000)                           $337,636               $234,213            $43,742
Ratios to average net assets:***(b)
     Expenses (c)                                                  -                      -                  -
     Expenses, excluding reimbursements (%)(c)                   .07(d)                 .15                .70(d)
     Net investment income (%)                                  1.52(d)                2.98               6.61(d)
Portfolio turnover (%)                                            17                     16                  4

  *  Fund commenced operations on July 31, 2008.
 **  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
***  For the six-month period ended June 30, 2010, average net assets were
     $303,714,000.
(a)  Calculated using average shares.
(b)  Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                                             SIX-MONTH
                                                            PERIOD ENDED           YEAR ENDED          PERIOD ENDED
                                                               JUNE 30,            DECEMBER 31,         DECEMBER 31,
                                                                2010                   2009               2008*
                                                            --------------------------------------------------------

Net asset value at beginning of period                      $   9.21               $  7.07             $ 10.00
                                                            --------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                                       .01                   .09                 .17(a)
     Net realized and unrealized gain (loss)                    (.58)                 2.16               (2.99)(a)
                                                            --------------------------------------------------------
Total from investment operations                                (.57)                 2.25               (2.82)(a)
Less distributions from:
     Net investment income                                         -                  (.09)               (.11)
     Realized capital gains                                        -                  (.02)                  -
                                                            --------------------------------------------------------
Total distributions                                                -                  (.11)               (.11)
                                                            --------------------------------------------------------
Net asset value at end of period                            $   8.64               $  9.21             $  7.07
                                                            ========================================================

Total return (%)**                                             (6.19)                31.84              (28.20)
Net assets at end of period (000)                           $133,138               $88,453             $16,089
Ratios to average net assets:***(b)
     Expenses(c)                                                   -                     -                   -
     Expenses, excluding reimbursements (%)(c)                   .14(d)                .33                1.55(d)
     Net investment income (%)                                   .36(d)               1.66                5.40(d)
Portfolio turnover (%)                                            14                    23                   2

  *  Fund commenced operations on July 31, 2008.
 **  Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
***  For the six-month period ended June 30, 2010, average net assets were
     $119,568,000.
(a)  Calculated using average shares.
(b)  Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c)  Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d)  Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Manager has agreed, through May 1,
2011, to reimburse each Fund for all of the Fund's operating expenses;
therefore, each Fund's net ongoing costs are zero for the current period. Each
Fund also indirectly bears its pro-rata share of the expenses of the underlying
USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2010, through June
30, 2010.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the
Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May
1, 2010, the Funds had acquired fund fees and expenses ratios of 0.52% for
Target Income, 0.57% for Target 2020, 0.62% for Target 2030, 0.71% for Target
2040, and 0.80% for Target 2050.

                                                                                   ACTUAL EXPENSES
                              BEGINNING                   ENDING                 PAID DURING PERIOD**
                             ACCOUNT VALUE             ACCOUNT VALUE              JANUARY 1, 2010 -
                            JANUARY 1, 2010            JUNE 30, 2010                JUNE 30, 2010
                            -------------------------------------------------------------------------

TARGET INCOME
Actual                         $1,000.00                 $1,018.40                       $0.00
Hypothetical*                   1,000.00                  1,024.79                        0.00
TARGET 2020
Actual                          1,000.00                  1,006.70                        0.00
Hypothetical*                   1,000.00                  1,024.79                        0.00
TARGET 2030
Actual                          1,000.00                    985.10                        0.00
Hypothetical*                   1,000.00                  1,024.79                        0.00
TARGET 2040
Actual                          1,000.00                    960.40                        0.00
Hypothetical*                   1,000.00                  1,024.79                        0.00
TARGET 2050
Actual                          1,000.00                    938.10                        0.00
Hypothetical*                   1,000.00                  1,024.79                        0.00

 *  5% return per year before expenses
**   Actual expenses equal each Fund's annualized expense ratio of 0.00%, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 181 days/365 days (to reflect the one-half year period).
     Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of
     January 1, 2010, through June 30, 2010. These total returns equaled 1.84%,
     0.67%, (1.49)%, (3.96)%, and (6.19)% for the Target Income, Target 2020,
     Target 2030, Target 2040, and Target 2050 Funds, respectively.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

ADVISORY AGREEMENT

June 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the
Board, including the Trustees who are not "interested persons" of the Trust (the
Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of the Funds.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the
Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds'
performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Funds performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the
Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the
Independent Trustees, voted to approve the Advisory Agreement. In approving the
Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory
Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the
Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, stockholder services, oversight of the Funds'
accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's role in coordinating the activities of the Funds'
other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory
Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Funds.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager and its affiliates, including the Manager's oversight of the Funds' day-to-day operations and oversight of Funds accounting. The
Trustees, guided also by information obtained from their experiences as trustees of the Funds and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory
Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds'
expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including the fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the
"expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in same investment classifications/objectives as the Funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted
that each Funds' management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements --
was equal to the median of its respective expense group and its respective expense universe. The Board noted that the Manager does not receive a management fee from the Funds. The data indicated that the total expense ratio for each
Fund, which included underlying fund expenses and any reimbursements, for each
Fund was below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Funds by the Manager and its affiliates, including the high quality of services provided by the Manager and the Manager's current voluntary undertakings to maintain expense limitations for the Funds.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results.
The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total return with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report
(the "performance universe"). Each Fund's performance universe consisted of the
Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the
Target Retirement Income, Target Retirement 2020, Target Retirement 2030, and
Target Retirement 2040 Funds' performance was above the average of its respective performance universe and its respective Lipper index for the one-year period ended December 31, 2009. This comparison indicated that the Target
Retirement 2050 Fund's performance was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2009.
The Board also noted that the Target Retirement Income Fund's percentile performance ranking was in the top 20% of its performance universe for the one-year period ended December 31, 2009, that the Target Retirement 2020 and
Target Retirement 2030 Funds' percentile performance rankings were in the top
30% of their respective performance universe for the one-year period ended
December 31, 2009, that the Target Retirement 2040 Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2009, and that the Target Retirement 2050 Fund's percentile performance ranking was in the top 50% of its performance universe for the same period. The Board took into account management's discussion of the Funds'
performance since their inception date on July 31, 2008. The Board also took into account the fact that the Funds have a limited performance history because they only recently commenced operations.

COMPENSATION AND PROFITABILITY -- The Board took into consideration that the
Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the
Manager's business as a whole. This consideration included a broad review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive no compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds.

================================================================================

                                                        ADVISORY AGREEMENT |  37

================================================================================

The Board also took into account the high quality of services received by the
Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account Management's discussion of the Fund's commentary fee structure. The
Board determined that the current fee structure was reasonable. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS -- The Board reached the following conclusions regarding the
Advisory Agreement with the Manager with respect to each Fund, among others: (i)
the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with each Fund, if any, is reasonable in light of the nature and high quality of services provided by the
Manager and the type of Funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES                              Christopher W. Claus
                                      Barbara B. Dreeben
                                      Robert L. Mason, Ph.D.
                                      Barbara B. Ostdiek, Ph.D.
                                      Michael F. Reimherr
                                      Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR, INVESTMENT ADVISER,    USAA Investment Management Company
UNDERWRITER, AND DISTRIBUTOR          P.O. Box 659453
                                      San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                        USAA Shareholder Account Services
                                      9800 Fredericksburg Road
                                      San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND ACCOUNTING AGENT        State Street Bank and Trust Company
                                      P.O. Box 1713
                                      Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT REGISTERED                Ernst & Young LLP
PUBLIC ACCOUNTING FIRM                100 West Houston St., Suite 1800
                                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND SELF-SERVICE 24/7         Under "Products & Services"
AT USAA.COM                           click "Investments," then
                                      "Mutual Funds"

OR CALL                               Under "My Accounts" go to
(800) 531-USAA (8722)                 "Investments." View account balances,
                                      or click "I want to...," and select
                                      the desired action.
--------------------------------------------------------------------------------

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser.

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the
SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

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   88219-0810                                (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    08/25/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/25/2010
         ------------------------------

By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/25/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.